Auditors' Remuneration (Details) - Schedule of Audit and Review of Financial Statements - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Audit and Review of Financial Statements [Abstract]
- Audit and review of financial statements	[1]	$ 246,400	$ 216,400	$ 202,400
- Other audit services	[2]	52,000		130,000
Total auditors remuneration		$ 298,400	$ 216,400	$ 332,400

[1]	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
[2]	Included in the balance are amounts related to additional regulatory filings during the 2023 and 2021 financial years. All services provided are considered audit services for the purpose of SEC classification.